Income Taxes (Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Unrecognized tax benefits at beginning of year	$ 11,011	$ 16,722	$ 15,482
Gross increases - tax positions in prior years	1,217	19,619	2,072
Gross decreases - tax positions in prior years	(1,510)	(3,258)	(1,694)
Gross increases - tax positions in current year	6,274	6,462	6,312
Gross decreases - tax positions in current year	(4,625)	(5,135)	(5,393)
Settlements with taxing authorities	(3,079)	(12,573)	(57)
Lapse of statute of limitations		(10,826)
Unrecognized tax benefits at end of year	$ 9,288	$ 11,011	$ 16,722